ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Payroll and social security payable	$ 167,470	$ 230,430
Bonus payable	774,571	820,140
Other payables and accrued liabilities	86,169	96,960
Total Accounts Payable and Accrued Liabilities	$ 1,028,210	$ 1,147,530